Organization (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Subsidiaries and Consolidated Variable Interest Entities

 As of December 31, 2013, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21ViaNet@Xian Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) / (4)	July 5, 2012	PRC	100%	Provision of internet data center services

21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Dormant company
APEXER Investment limited (“Apexer BVI”) (8)	July 30, 2013	British Virgin Islands	100%	Investment holding

Beijing Apex Investment LTD (“BJ Apex”) (1) / (8)	July 30, 2013	PRC	100%	Investment holding
Asiacloud Communication (HK) Limited (“Asiacloud Communication HK”)	July 3, 2013	Hong Kong	100%	Investment holding

iJoy Holding Limited (“iJoy BVI”) (7)	April 30, 2013	British Virgin Islands	100%	Investment holding
Asiacloud Wireless Limited (“Asiacloud Wireless HK”) (7)	April 30, 2013	Hong Kong	100%	Investment holding
Suzhou Zhuoaiyi Information Technology Co., Ltd. (“SZ Zhuoaiyi”) (1) / (7)	April 30, 2013	PRC	100%	Provision of technical and consultation services
Variable Interest Entities (the “VIEs”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)/ (7)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2)/ (7)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services
Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services
Dongguan Asia Cloud Investment Co., Ltd. (“Asia Cloud Investment”) (1) / (2) / (9)	July 30, 2013	PRC	—	Investment holding

Held directly by Asia Cloud Investment:
Dongguan Asia Cloud Network Technology Co., Ltd. (“Asia Cloud Technology”) (1) /(2) /(9)	August 16, 2013	PRC	—	Dormant company
Held directly by 21Vianet Beijing:
Shanghai Wantong 21Vianet Information Technology Co., Ltd. (“SH Wantong”) (1) / (2)	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd. (“BZRH”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. (“BKHT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. (“XYHT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Fuzhou Yongjiahong Communication Technology Co., Ltd. (“YJH”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Jiujiang Zhongyatonglian Network Technology Co., Ltd. (“JJZY”) (1) / (2) / (3)	November 16, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”) (1) / (2)	October 8, 2011	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd. (“SH Cloud”) (1) / (2)	October 1, 2011	PRC	—	Dormant company
Shenzhen Cloud Information Technology Co., Ltd. (“SZ Cloud”) (1) / (2)	October 27, 2011	PRC	—	Dormant company
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Fastweb Network Technology Co., Ltd. (“Fastweb Network BJ”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (1) / (2) / (5)	September 9, 2012	PRC	—	Internet data center, content delivery network and related services
Hangzhou Zhentuo Information Technology Co., Ltd. (“HZ Zhentuo”) (1) / (2)	August 16, 2012	PRC	—	Dormant company
Shanghai Xiangyun 21Vianet Network Technology Co., Ltd. (“SH Xiangyun”) (1) / (2)	October 22, 2012	PRC	—	Dormant company
Shanghai Lanyun 21Vianet Network Technology Co., Ltd. (“SH Lanyun”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Tianwang Online Communication Technology Co., Ltd. (“BJ Tianwang”) (1) / (2)/ (6)	February 28, 2013	PRC	—	Provision of managed network services
Beijng Yilong Technology Co., Ltd. (“BJ Yilong”) (1) / (2)/ (6)	February 28, 2013	PRC	—	Provision of managed network services
Wuhan Fastweb Cloud Computing Co., Ltd. (“Fastweb WH”) (1) / (2)	September 24, 2013	PRC	—	Provision of internet data center and internet content delivery network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	Collectively, the “Managed Network Entities”.
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as “21V Xi’an”) from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. (“aBitCool”) (Note 4).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Fastweb”) (Note 4).
(6)	On February 28, 2013, the Company through its wholly-owned subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Tianwang and Yilong”) (Note 4).
(7)	On April 30, 2013, the Company acquired 100% equity interests in these entities (collectively referred to as “iJoy”) (Note 4).
(8)	On July 30, 2013, the Company through 21Vianet HK acquired 100% equity interests in these entities, which were accounted for as an asset acquisition.
(9)	On July 30, 2013, the Company through 21Vianet Technology, and a state-owned entity established these entities for future operations of telecommunication related services (collectively referred to as “Asia Cloud Group”) (Note 1(c)).

Consolidated VIE before Eliminating Intercompany Balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2012	2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	167,920	259,987	42,947
Restricted cash	1,766	3,020	499
Accounts receivable (net of allowance for doubtful accounts of RMB341 and RMB547 (US$90) as of December 31, 2012 and 2013, respectively)	293,361	605,205	99,973
Short-term investments	—	900,000	148,669
Prepaid expenses and other current assets	50,194	110,865	18,314
Deferred tax assets	8,585	22,811	3,768
Amounts due from related parties	3,702	9,800	1,619

Total current assets	525,528	1,911,688	315,789

Non-current assets:
Property and equipment, net	559,653	813,939	134,453
Intangible assets, net	188,026	230,607	38,094
Goodwill	296,688	410,500	67,810
Deferred tax assets	10,914	13,482	2,227
Long-term investments	49,399	98,526	16,275
Other non-current assets	—	11,645	1,924

Total non-current assets	1,104,680	1,578,699	260,783

Total assets	1,630,208	3,490,387	576,572

Current liabilities:
Short-term bank borrowings	176,961	173,726	28,697
Accounts payable	108,860	186,381	30,788
Accrued expenses and other payables	124,886	195,817	32,347
Advance from customers	22,976	33,104	5,468
Income tax payable	23,503	11,427	1,888
Amount due to inter-companies (1)	499,087	634,755	104,854
Amount due to related parties (2)	54,870	47,754	7,888
Current portion of capital lease obligation	36,719	14,600	2,412
Deferred tax liabilities	—	3,115	515

Total current liabilities	1,047,862	1,300,679	214,857

Non-current liabilities:
Amounts due to related parties—non-current	43,992	—	—
Other borrowings	—	900,000	148,669
Non-current portion of capital lease obligations	52,352	337,122	55,689
Unrecognized tax benefits	12,340	18,559	3,066
Deferred tax liabilities	41,712	74,417	12,293
Deferred government grants	18,793	18,046	2,981
Mandatorily redeemable noncontrolling interests	—	100,000	16,519

Total non-current liabilities	169,189	1,448,144	239,217

Total liabilities	1,217,051	2,748,823	454,074

	For the Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net revenues	1,021,006	1,527,626	2,051,248	338,842
Net profit	50,764	122,552	179,049	29,577

	For the Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Net cash provided by operating activities	150,739	169,304	195,659	32,321
Net cash used in investing activities	(224,704)	(205,069)	(1,272,863)	(210,262)
Net cash provided by financing activities	86,109	110,076	1,168,139	192,963
Increase in cash and cash equivalents	12,144	74,311	90,935	15,022

(1)	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payable of nil and RMB14,892 (US$2,460) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2012 and 2013, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were nil, RMB4,224 and RMB9,924 (US$1,639) for the years ended December 31, 2011, 2012 and 2013, respectively.

(2)	Information with respect to related parties is discussed in Note 22.